Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 9 months ended Sep. 30, 2015 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance (in shares) at Dec. 31, 2014	60,106,780	60,106,780
Balance at Dec. 31, 2014	$ 950,206	$ 5,037	$ 327,234	$ 305	$ (37,555)	$ 655,185
Comprehensive Income:
Net income	175,997					175,997
Currency translation adjustment	(29,914)				(29,914)
Currency impact of long term funding	12,236				12,236
Tax on currency impact of long term funding	(3,175)				(3,175)
Unrealized capital gain - investments	215				215
Total comprehensive income	155,359				(20,638)	175,997
Exercise of share options (in shares)		686,467
Exercise of share options	18,360	$ 46	18,314
Issue of restricted share units (in shares)		227,805
Issue of restricted share units	15		15
Share issuance costs	(6)		(6)
Non-cash stock compensation expense	24,043		24,043
Repurchase of ordinary shares (in shares)		(3,786,589)
Repurchase of ordinary shares	(286,923)	$ (251)		251		(286,923)
Share repurchase costs	(802)					(802)
Tax benefit on exercise of options	$ 3,014		3,014
Balance (in shares) at Sep. 30, 2015	57,234,463	57,234,463
Balance at Sep. 30, 2015	$ 863,266	$ 4,832	$ 372,614	$ 556	$ (58,193)	$ 543,457